Leases - Summary of detailed information about income statement disclosures of leases (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Charge for depreciation of right-of-use assets	$ (13,706,977)	$ (15,983,987)
Interest Expenses	(6,151,262)	(8,048,889)
Expenses related to short-term leases	(142,705)	(509,901)
Expenses related to low-value assets leases	(1,404,141)	(1,231,869)
Sublease Income	$ 231,092	$ 166,837